Net Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Amount Recognized in the Statements of Financial Position and Defined Benefit Obligations
The amounts recognized in the statements of financial position are determined as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Present value of defined benefit obligations	￦	2,427,351	￦	2,556,712
Fair value of plan assets		(2,069,710)		(2,189,375)

Liabilities	￦	365,663	￦	378,087

Assets in the statement of financial position	￦	8,022	￦	10,750

Summary of Changes in the Defined Benefit Obligations
Changes in the defined benefit obligations for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019		2020
Beginning	￦	2,201,876	￦	2,427,351
Current service cost		243,598		248,047
Interest expense		47,403		45,083
Benefit paid		(100,663)		(258,866)
Changes due to settlements of plan		910		1,075
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		39		5,191
Actuarial gains and losses arising from changes in financial assumptions		11,773		17,077
Actuarial gains and losses arising from experience adjustments		19,465		57,703
Changes in scope of consolidation		2,950		14,051

Ending	￦	2,427,351	￦	2,556,712

Changes in the fair value of plan assets for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019		2020
Beginning	￦	1,643,046	￦	2,069,710
Interest income		35,386		38,590
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(2,537)		2,589
Benefits paid		(87,119)		(213,953)
Employer contributions		476,916		284,243
Changes in scope of consolidation		4,018		8,196

Ending	￦	2,069,710	￦	2,189,375

Summary of Amounts Recognized in the Operating expenses of the Consolidated Statements of Operations
Amounts recognized in the ‘Operating expenses’ of the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Current service cost	￦	225,667	￦	243,598	￦	248,047
Net Interest cost		10,458		12,017		6,494
Past service cost		9,801		910		1,075
Transfer out		(13,881)		(16,215)		(16,514)

Total expenses	￦	232,045	￦	240,310	￦	239,102

Summary of Principal Actuarial Assumptions	Principal actuarial assumptions used are as follows:

	December 31, 2018	December 31, 2019	December 31, 2020
Discount rate	2.32%	1.97%	1.93%
Future salary increase	5.08%	4.92%	4.88%

Summary of Expected Maturity Analysis of Undiscounted Pension Benefits
The expected maturity analysis of undiscounted pension benefits as at December 31, 2020, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	232,550	￦	271,366	￦	794,840	￦	2,284,517	￦	3,583,273

Defined benefit obligations [member]
Statement [LineItems]
Summary of Sensitivity of the Defined Benefit Obligations
The sensitivity of the defined benefit obligations as at December 31, 2020, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (86,288)	￦	93,254
Salary growth rate	0.5% point	85,344		(79,970)